Warrants - Preferred D Stock Warrants Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2014	Dec. 31, 2013
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance
Warrants Expired	91,025
Warrants, Ending Balance	68,911,099	5,447,940
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding			4 years 2 months 12 days
Preferred D Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance		0
Warrants granted		7,200,000
Warrants Converted		(7,200,000)
Warrants Expired		0
Warrants, Ending Balance		0	0
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance		$ 0
Weighted Average Exercise Price, Granted		0.025
Weighted Average Exercise Price, Converted		0.025
Weighted Average Exercise Price, Expired		0
Weighted Average Exercise Price, Warrants Outstanding Ending Balance		$ 0	$ 0
Warrants Weighted Average Remainder Contractual Terms Granted		6 years 9 months 18 days
Weighted Average Remainder Contractual Term in Years, Converted		6 years 8 months 12 days
Weighted Average Remainder Contractual Term in Years, Expired		0 years
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding		0 years